Taxes and payroll charges payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Taxes and payroll charges payable
23.	Taxes and payroll charges payable

	12.31.2017	12.31.2016
INSS (social security contribution) (i)	84.0	73.1
IRRF (withholding tax)	24.2	18.7
Taxes refinancing program (ii)	15.0	1.2
FGTS (government employee severance indemnity fund)	5.6	3.8
PIS and COFINS (iii)	4.2	3.9
IPI (manufacturing tax)	1.1	3.1
Others	6.8	7.7

	140.9	111.5

Current portion	70.7	43.6
Non-current portion	70.2	67.9

The Company is challenging, through both administrative and judicial proceedings, the constitutionality of the tax calculation base and its expansion, as well as the rate increase on certain taxes, social contributions and charges, with the aim of ensuring its right to withhold payment or recover amounts paid in previous years.

By means of such administrative and judicial proceedings, the Company has obtained injunctions and similar measures to suspend collection or offset payment of taxes and social contributions and charges. Provisions have been recorded for taxes not collected, as a result of preliminary legal decisions, and updated based on changes in the SELIC interest rate, pending a final and definitive decision.

(i)	Corresponds substantially to:

•	This refers to the increase in the work-related accident insurance (“SAT”) rate. The Company is challenging the legality of the levy and absence of technical criteria for such rates since 1995. The amount involved is US$ 54.6 at December 31, 2017 (US$ 53.4 at December 31, 2016).

•	Additionally, in February, 2009, the Company filed a suit contesting the payment of social security on paid notice of dismissal and other indemnity payments. In October 2015 the Company obtained partial success in the dispute in relation to the employer’s portion of the Social Security on the paid notice, and therefore reduced the amount of the provision in relation to US$ 2.5. Currently the remaining amount involved in the dispute in respect of the notice established in the collective agreement is US$ 11.4 at December 31, 2017 (US$ 10.2 at December 31, 2016).

(ii)	Refers to:

•	Payment of tax assessment in 6 installments, under the Special Tax Regularization Program (PERT) of the administrative dispute concerning the infraction notice regarding the accounting for and recognition of indemnification, in relation to demand for payment of Income Tax (IRPJ) and Social Contribution ( CSLL).

•	Payment of tax assessment in 6 installments, under the Special Tax Regularization Program (PERT), part of the amount of the administrative discussion regarding PIS / COFINS credits determined in certain tax operations.

(iii)	Refers to:

•	Contributions to the PIS/PASEP fund (Social Integration Program / Public Servant Fund). The dispute, involving the calculation base for the non-cumulative system, was included under the terms of Law nº 11941/09, and the suit was withdrawn. The Company continues to contest criteria for application of the benefits of refinancing in the ambit of the legal dispute.

•	The other suit disputes the inclusion of the foreign exchange variation in the PASEP calculation base and an appeal decision is awaited. The amount involved in the suit is US$ 3.3 (US$ 3.3 at December 31, 2016).

With respect to the litigation issues mentioned above, the remaining provisions will be kept until there is a final outcome, subject to no further appeals.